Other Income and Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other non-operating income [Abstract]
Reversal of other provisions	₩ 35,265	₩ 22,034	₩ 6,355
Reversal of allowance for doubtful accounts	2,166	5,489	413
Gains on government grants	430	111	204
Gains on assets contributed	4,218	12,254	9,004
Gains on liabilities exempted	3,166	1,959	2,588
Compensation and reparations revenue	89,196	114,530	166,355
Revenue from research contracts	12,580	13,143	5,342
Income related to transfer of assets from customers	478,973	427,297	375,995
Rental income	192,136	211,580	196,406
Others of Other Income	50,988	31,787	45,552
Refund of claim for rectification	9,655	8,722	7,623
Adjustment of research project	3,884	4,148	4,090
Maintenance expenses on lease building	135	354	324
Training expenses	3,045	4,478	4,774
Deposit redemption	34	991	430
Reversal of expenses on litigation	360	893	219
Revenue on royalty fee	2,888	2,486	2,739
Reimbursement of insurance fee	1,498		11,797
Gains on guarantee contracts	456	2,796	4,523
Miscellaneous other non-operating income	29,033	6,919	9,033
Other non-operating income	869,118	840,184	808,214
Other non-operating expense [Abstract]
Compensation and indemnification expense	37		16,959
Accretion expenses of other provisions	7,535	4,556	4,575
Depreciation expenses on investment properties	1,176	678	669
Depreciation expenses on idle assets	6,644	6,639	6,698
Other bad debt expense	1,778	4,585	18,473
Donations	119,421	114,094	34,134
Others of Other Expense	43,464	58,072	27,340
Operating expenses related to the idle assets	136	459	779
Research grants	1,180	1,461	1,392
Supporting expenses on farming and fishing village	11,956	15,201	14,626
Operating expenses on fitness center	3,498	2,706	2,912
Expenses on adjustment of research and development grants	806		709
Taxes and dues	2,270	4,582	1,105
Expenses on R&D supporting	5,459	690	146
Moving expense			3,191
Miscellaneous other non-operating expense	18,159	32,973	2,480
Other non-operating expense	₩ 180,055	₩ 188,624	₩ 108,848